Other financial items (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other financial items
Exchange rate differences	kr (8)	kr 14	kr (2)
EUR net investment hedge, interest component	(1)	(3)	(5)
Sale of Modern Holding Inc			(2)
Other finance expenses	(57)	(12)	(11)
Total other financial items	kr (66)	kr (1)	kr (20)